Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other investments
Other investments	SFr 7,021	SFr 8,613
Equity method investments
Other investments
Other investments	2,876	3,453
Non-marketable equity securities
Other investments
Other investments	2,000	2,717
Real estate held for investment
Other investments
Other investments	412	547
Accumulated depreciation, real estate held for investment	365	354	SFr 340
Impairment charges	21	10	48
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	38	42
Real estate held for investment | Residential Foreclosed or Repossessed Real Estate [Member]
Other investments
Other investments	36	42
Life finance instruments
Other investments
Other investments	1,733	1,896
Bank
Other investments
Other investments	6,787	8,467
Bank | Equity method investments
Other investments
Other investments	2,728	3,397
Bank | Non-marketable equity securities
Other investments
Other investments	1,951	2,667
Bank | Real estate held for investment
Other investments
Other investments	375	507
Accumulated depreciation, real estate held for investment	319	304	289
Impairment charges	21	10	SFr 48
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	37	39
Bank | Real estate held for investment | Residential Foreclosed or Repossessed Real Estate [Member]
Other investments
Other investments	36	39
Bank | Life finance instruments
Other investments
Other investments	SFr 1,733	SFr 1,896